STOCK OPTIONS (Details) - Option [Member]	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Expected volatility	117.00%	114.78%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.72%	1.64%
Expected Term	6 years 2 months 26 days	5 years 7 months 6 days